Cash Segregated as Deposits (Details) - JPY (¥) ¥ in Millions	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Cash Segregated as Deposits [Abstract]
Cash segregated deposits	¥ 49,843	¥ 51,655	¥ 59,256
Deposits received	¥ 50,993	¥ 50,911	¥ 59,276